Employee Benefit Plan, Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-022 [Master Trust]
EBP, Master Trust [Line Items]
EBP, Master Trust [Table Text Block]
The participating plans and ownership percentages of the AT&T Master Trust are listed below:

	December 31,
	2025	2024
AT&T Retirement Savings Plan	99.76%	99.77%
AT&T Puerto Rico Retirement Savings Plan	0.24%	0.23%

Total	100.00%	100.00%

The financial position of the AT&T Master Trust was as follows:

	December 31, 2025
	AT&T Master Trust	AT&T Retirement Savings Plan Interest	AT&T Puerto Rico Retirement Savings Plan Interest
Interest-bearing cash	$42	$42	$—
AT&T common stock	4,023,865	4,017,982	5,883
Mutual funds	42,365	42,201	164
Common/collective trust funds	26,715,343	26,645,834	69,509
Fidelity BrokerageLink	3,736,544	3,736,234	310
Investment in Group Trust	10,787,560	10,753,962	33,598
AT&T Master Trust investments	$45,305,719	$45,196,255	$109,464

Net other assets and liabilities	(1,174)	(863)	(311)

Net assets available for benefits	$45,304,545	$45,195,392	$109,153

	December 31, 2024
	AT&T Master Trust	AT&T Retirement Savings Plan Interest	AT&T Puerto Rico Retirement Savings Plan Interest
AT&T common stock	$3,859,277	$3,853,789	$5,488
Mutual funds	48,445	48,290	155
Common/collective trust funds	24,697,041	24,633,665	63,376
Fidelity BrokerageLink	3,243,308	3,243,039	269
Investment in Group Trust	10,801,902	10,771,697	30,205
AT&T Master Trust investments	$42,649,973	$42,550,480	$99,493

Net other assets and liabilities	(1,695)	(1,418)	(277)

Net assets available for benefits	$42,648,278	$42,549,062	$99,216

Net Appreciation in Fair Value of AT&T Master Trust Investments and
Total Investment Income for the Year Ended December 31, 2025

Net appreciation in fair value of AT&T Master Trust Investments	$5,204,225
Investment income:
Dividends	186,168
Interest	268
Income from investment in Group Trust	953,231

Net investment income of AT&T Master Trust Investments	$6,343,892

The following tables set forth by level, within the fair value hierarchy, the AT&T Master Trust’s assets at fair value, excluding its investment in the Group Trust:

	AT&T Master Trust Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$42	$—	$—	$42
AT&T common stock	4,023,865	—	—	4,023,865
Mutual funds	42,365	—	—	42,365
Self-directed brokerage accounts	3,702,555	33,989	—	3,736,544
Total assets in fair value hierarchy	$7,768,827	$33,989	$—	$7,802,816

Common/collective trusts measured at net asset value
Asset allocation funds[1]				8,356,475
Total U.S. stock market index fund[2]				3,028,277
Large cap U.S. stock index fund[3]				9,342,538
Small and mid-sized U.S. stock index fund[4]				3,043,821
International stock index fund[5]				2,944,232

Total assets at fair value				$34,518,159

[1]     This category includes 14 common/collective trust funds also known as Age-Based Asset Allocation Funds which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.
[2]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Dow Jones Total U.S. Stock Market Index. There are currently no redemption restrictions on this investment.
[3]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the S&P 500®). There are currently no redemption restrictions on this investment.
[4]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Dow Jones U.S. Completion Total Stock Market Index. There are currently no redemption restrictions on this investment.
[5]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the All Country World Index ex U.S. Index. Except for a short-term trading fee applicable to certain participant transactions, there are currently no redemption restrictions on this investment.

	AT&T Master Trust Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
AT&T common stock	$3,859,277	$—	$—	$3,859,277
Mutual funds	48,445	—	—	48,445
Self-directed brokerage accounts	3,213,618	29,690	—	3,243,308

Total assets in fair value hierarchy	$7,121,340	$29,690	$—	$7,151,030

Common/collective trusts measured at net asset value
Asset allocation funds[1]				7,544,658
Total U.S. stock market index fund[2]				2,774,504
Large cap U.S. stock index fund[3]				8,803,530
Small and mid-sized U.S. stock index fund[4]				3,141,256
International stock index fund[5]				2,433,093

Total assets at fair value				$31,848,071

[1]     This category includes 14 common/collective trust funds also known as Age-Based Asset Allocation Funds which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.
[2]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Dow Jones Total U.S. Stock Market Index. There are currently no redemption restrictions on this investment.
[3]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the S&P 500®). There are currently no redemption restrictions on this investment.
[4]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the Dow Jones U.S. Completion Total Stock Market Index. There are currently no redemption restrictions on this investment.
[5] This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the All Country World Index ex U.S. Index. Except for a short-term trading fee applicable to certain participant transactions, there are currently no redemption restrictions on this investment.
EBP-43-1301883-009 [ARSP]
EBP, Master Trust [Line Items]
EBP, Master Trust [Table Text Block]
The participating plans and ownership percentages of the AT&T Master Trust are listed below:

	December 31,
	2025	2024
AT&T Retirement Savings Plan	99.76%	99.77%
AT&T Puerto Rico Retirement Savings Plan	0.24%	0.23%

Total	100.00%	100.00%

The financial position of the AT&T Master Trust was as follows:

	December 31, 2025
	AT&T Master Trust	AT&T Retirement Savings Plan Interest	AT&T Puerto Rico Retirement Savings Plan Interest
Interest-bearing cash	$42	$42	$—
AT&T common stock	4,023,865	4,017,982	5,883
Mutual funds	42,365	42,201	164
Common/collective trust funds	26,715,343	26,645,834	69,509
Fidelity BrokerageLink	3,736,544	3,736,234	310
Investment in Group Trust	10,787,560	10,753,962	33,598
AT&T Master Trust investments	$45,305,719	$45,196,255	$109,464

Net other assets and liabilities	(1,174)	(863)	(311)

Net assets available for benefits	$45,304,545	$45,195,392	$109,153

	December 31, 2024
	AT&T Master Trust	AT&T Retirement Savings Plan Interest	AT&T Puerto Rico Retirement Savings Plan Interest
AT&T common stock	$3,859,277	$3,853,789	$5,488
Mutual funds	48,445	48,290	155
Common/collective trust funds	24,697,041	24,633,665	63,376
Fidelity BrokerageLink	3,243,308	3,243,039	269
Investment in Group Trust	10,801,902	10,771,697	30,205
AT&T Master Trust investments	$42,649,973	$42,550,480	$99,493

Net other assets and liabilities	(1,695)	(1,418)	(277)

Net assets available for benefits	$42,648,278	$42,549,062	$99,216

EBP-43-1301883-011 [PRRSP]
EBP, Master Trust [Line Items]
EBP, Master Trust [Table Text Block]
The participating plans and ownership percentages of the AT&T Master Trust are listed below:

	December 31,
	2025	2024
AT&T Retirement Savings Plan	99.76%	99.77%
AT&T Puerto Rico Retirement Savings Plan	0.24%	0.23%

Total	100.00%	100.00%

The financial position of the AT&T Master Trust was as follows:

	December 31, 2025
	AT&T Master Trust	AT&T Retirement Savings Plan Interest	AT&T Puerto Rico Retirement Savings Plan Interest
Interest-bearing cash	$42	$42	$—
AT&T common stock	4,023,865	4,017,982	5,883
Mutual funds	42,365	42,201	164
Common/collective trust funds	26,715,343	26,645,834	69,509
Fidelity BrokerageLink	3,736,544	3,736,234	310
Investment in Group Trust	10,787,560	10,753,962	33,598
AT&T Master Trust investments	$45,305,719	$45,196,255	$109,464

Net other assets and liabilities	(1,174)	(863)	(311)

Net assets available for benefits	$45,304,545	$45,195,392	$109,153

	December 31, 2024
	AT&T Master Trust	AT&T Retirement Savings Plan Interest	AT&T Puerto Rico Retirement Savings Plan Interest
AT&T common stock	$3,859,277	$3,853,789	$5,488
Mutual funds	48,445	48,290	155
Common/collective trust funds	24,697,041	24,633,665	63,376
Fidelity BrokerageLink	3,243,308	3,243,039	269
Investment in Group Trust	10,801,902	10,771,697	30,205
AT&T Master Trust investments	$42,649,973	$42,550,480	$99,493

Net other assets and liabilities	(1,695)	(1,418)	(277)

Net assets available for benefits	$42,648,278	$42,549,062	$99,216

EBP-43-1301883-021 [Group Trust]
EBP, Master Trust [Line Items]
EBP, Master Trust [Table Text Block]
Net Appreciation in Fair Value of Group Trust Investments and
Total Investment Income for the Year Ended December 31, 2025

Group Trust
Net appreciation in fair value of Group Trust Investments	$762,134
Investment Income:
Interest	204,125
Dividends	21,926
Less: investment management expenses	(9,340)
Net investment income of Group Trust Investments	$978,845